Trade receivables and other customer-related balances - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial instruments
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	€ (122)	€ 5	€ 106
Receivables	15,799	14,954
Satisfied performance obligations	1,500	1,400
Discontinued Operations
Fair value of financial instruments
Satisfied performance obligations	100	200
Credit risk | Total net receivables
Fair value of financial instruments
Receivables	68	0
Credit risk | Total net receivables
Fair value of financial instruments
Receivables	6,003	6,125
Credit risk | Total net receivables | Accumulated impairment
Fair value of financial instruments
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	137	16	160
Receivables	(226)	(597)
Credit risk | Total net receivables | Accumulated impairment | Financial instruments credit-impaired
Fair value of financial instruments
Reversal of impairment loss recognised in profit or loss	334
Receivables	62	€ 396	€ 379
Decrease through write-off, financial assets	233
Increase (decrease) through modification of contractual cash flows, financial assets	€ 111